OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of amounts recognized in income statement) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other liabilities [Abstract]
Current service cost	$ 6,555	$ 9,565
Interest cost	21,658	18,193
Total included in labor costs	$ 28,213	$ 27,758	$ 29,390